Capital Management - Summary of Company's Capital Structure (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Regulated Operations [Abstract]
Short-term notes payable	$ 279	$ 1,374
Long-term debt payable within one year	700	733
Less: cash and cash equivalents	0	(458)
Net long-term debt payable within one year	979	1,649
Long-term debt	14,286	12,606
Common shares	2,957	2,957
Retained earnings	9,033	8,634
Total capital	$ 27,255	$ 25,846